Fair Value Measurements (Estimated Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments not Reported at Fair Value) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	¥ 2,354,546		¥ 1,927,054
Total assets, Carrying amount	26,354,840	¥ 23,032,784	23,039,343
Long-term debt including the current portion, Carrying amount	904,993		664,773
Total liabilities	20,725,185	¥ 18,240,537	18,242,041
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	2,559,073		2,161,432
Total assets, Estimated fair value	2,559,073		2,161,432
Long-term debt including the current portion, Estimated fair value	951,874		699,358
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	1,159,195		969,464
Total liabilities, Estimated fair value	2,111,069		1,668,822
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	2,354,546		1,927,054
Total assets, Carrying amount	2,354,546		1,927,054
Long-term debt including the current portion, Carrying amount	904,993		664,773
Investment contracts included in policyholders' account in the life insurance business, Carrying amount	1,103,785		885,690
Total liabilities	2,008,778		1,550,463
Level 2 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	0		2,161,432
Total assets, Estimated fair value	0		2,161,432
Long-term debt including the current portion, Estimated fair value	911,885		699,358
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	1,159,195		969,464
Total liabilities, Estimated fair value	2,071,080		¥ 1,668,822
Level 3 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	2,559,073
Total assets, Carrying amount	2,559,073
Long-term debt including the current portion, Carrying amount	39,989
Total liabilities	¥ 39,989